Loans - Schedule of Loans (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent		$ 7,035		$ 6,682		$ 5,948
Loans current		1,907		1,508		1,140
Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent		18		9		110
Loans current		39		131		101
Currencies other than Argentine pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent		7,017		6,673		5,838
Loans current		1,868		1,377		1,039
Negotiable obligations [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent						64
Loans current				60		5
Negotiable obligations [member] | Currencies other than Argentine pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	[1],[2]	6,255		6,191		5,594
Loans current	[1],[2]	$ 1,317		767		828
Negotiable obligations [member] | Currencies other than Argentine pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[1],[2],[3]	0.00%
Maturity Year	[1],[2]	2025
Negotiable obligations [member] | Currencies other than Argentine pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[1],[2],[3]	10.00%
Maturity Year	[1],[2]	2047
Export pre-financing [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Maturity Year	[4]	2025
Loans current	[4]	$ 31
Export pre-financing [member] | Argentine pesos [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[3],[4]	32.88%
Export pre-financing [member] | Argentine pesos [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[3],[4]	32.88%
Export pre-financing [member] | Currencies other than Argentine pesos [member]
Disclosure of detailed information about borrowings [line items]
Maturity Year		2025
Loans Noncurrent				102
Loans current		$ 383	[5]	545	[5]	22
Export pre-financing [member] | Currencies other than Argentine pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[3]	1.90%
Export pre-financing [member] | Currencies other than Argentine pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[3]	10.50%
Financial loans [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent		$ 18		9		46
Loans current		$ 8		15		25
Financial loans [member] | Argentine pesos [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[3]	40.48%
Maturity Year		2025
Financial loans [member] | Argentine pesos [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[3]	50.68%
Maturity Year		2026
Financial loans [member] | Currencies other than Argentine pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent		$ 718	[6]	380		244
Loans current		$ 76		65		168
Financial loans [member] | Currencies other than Argentine pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[3]	6.00%
Maturity Year		2025
Financial loans [member] | Currencies other than Argentine pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[3]	14.10%
Maturity Year		2030
Imports Financing [member] | Currencies other than Argentine pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent		$ 19
Loans current		$ 17				21
Imports Financing [member] | Currencies other than Argentine pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[3]	8.80%
Maturity Year		2025
Imports Financing [member] | Currencies other than Argentine pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[3]	16.00%
Maturity Year		2026
Account Overdraft [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent		$ 0
Loans current		0		$ 56		$ 71
Stock market promissory notes [member] | Currencies other than Argentine pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent		25
Loans current		$ 75
Stock market promissory notes [member] | Currencies other than Argentine pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[3]	0.00%
Maturity Year		2025
Stock market promissory notes [member] | Currencies other than Argentine pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[3]	0.00%
Maturity Year		2026

[1]	Disclosed net of 18, 3 and 9 corresponding to YPF’s own NO repurchased through open market transactions, as of December 31, 2024, 2023 and 2022, respectively.
[2]	Includes 1,496, 1,327 and 523 as of December 31, 2024, 2023 and 2022, respectively, of nominal value that will be canceled in pesos at the applicable exchange rate in accordance with the terms of the series issued.
[3]	Nominal annual interest rate as of December 31, 2024.
[4]	Corresponds to pre-financing of exports in pesos granted by BNA.
[5]	Includes 133 and 86 as of December 31, 2024 and 2023, respectively, of pre-financing of exports granted by BNA.
[6]	Includes 28 of loans granted by BNA as of December 31, 2024.